Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
2014	¥ 19,661
2015	15,372
2016	11,343
2017	7,493
2018	4,109
Thereafter	7,229
Total minimum lease payments	65,207
Less - Amount representing interest	(12,585)
Present value of net minimum lease payments	52,622
Less - Current obligation	(16,368)	(18,709)
Total Long-term capital lease obligations	¥ 36,254	¥ 36,919